Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	March 31, 2015
Intangible assets consist of the following:	Gross Amount	Accumulated Amortization	Net Amount	Weighted Average Amortization Period (years)
Patents and trademarks	$154,214	$(56,128)	$98,086	5.0
Software development costs for internal use	547,127	(508,392)	38,735	1.0
Total intangible assets	$701,341	$(564,520)	$136,821

	March 31, 2014
	Gross Amount	Accumulated Amortization	Net Amount	Weighted Average Amortization Period (years)
Patents and trademarks	$154,214	$(55,712)	$98,502	4.9
Software development costs for internal use	547,127	(465,543)	81,584	1.6
Total intangible assets	$701,341	$(521,255)	$180,086

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Future amortization of intangible assets is approximately as follows:
Years Ending March 31,
2016	$49,800
2017	28,200
2018	19,600
2019	19,600
2020	19,600
$136,800